As filed with the Securities and Exchange Commission on November 28, 2008
                                     Investment Company Act File Number 811-4922


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                   CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
 CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
 STATEMENT OF NET ASSETS
 SEPTEMBER 30, 2008
 (UNAUDITED)

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
 Face                                                                              Maturity    Interest   Value            Standard
Amount                                                                               Date        Rate    (Note 1)   Moody's & Poor's
------                                                                               ----        ----    --------   ------- --------
Tax Exempt Commercial Paper (3.06%)
-----------------------------------------------------------------------------------------------------------------------------------
$  3,500,000 California Imperial Irrigation District Revenue Warrants
             (Water System Projects) - Series A
             LOC Citibank, N.A.                                                     10/24/08     1.45%  $  3,500,000    P-1     A-1+
   2,160,000 California State University Institute
             LOC State Street Bank & Trust Company/JPMorgan Chase Bank, N.A.        11/05/08     1.58      2,160,000    P-1     A-1+
   5,000,000 Contra Costa Transportation Authority Subordinate Sales Tax Revenue
             (Limited Tax Bonds) - Series A
             LOC Bank of America, N.A.                                              11/04/08     1.45      5,000,000    P-1     A-1+
-----------                                                                                             ------------
 10,660,000  Total Tax Exempt Commercial Paper                                                            10,660,000
-----------                                                                                             ------------

Tax Exempt General Obligation Notes & Bonds (9.43%)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,500,000 California Communities TRAN(County of San Bernardino) Series 2008A-4   06/30/09     1.64%  $  1,514,953   MIG-1   SP-1+
   6,800,000 Ceres USD (Stanislaus County, CA) 2008 TRAN                            07/08/09     1.83      6,859,892           SP-1+
   5,000,000 Dublin USD (County of Alameda, CA) 2008 TRAN                           07/14/09     1.75      5,028,875           SP-1+
   5,000,000 Liberty Union High School District
             (County of Contra Costa, CA) 2008 TRAN                                 07/02/09     1.70      5,047,950   MIG-1
   4,000,000 Milpitas USD (Santa Clara County, CA) 2008 TRAN                        07/14/09     1.72      4,024,011           SP-1+
   3,370,000 Petaluma City (Elementary) School District
             (Sonoma County, CA) 2008 TRAN                                          07/02/09     1.68      3,402,826           SP-1+
   4,000,000 Rincon Valley Union Elementary School District
             (Sonoma County, CA) 2008 TRAN                                          07/14/09     1.70      4,024,640           SP-1+
   3,000,000 School Project for Utility Rate Reduction, CA 2007 RAN (Natural Gas
             Purchase Program for Member California School Districts and Community
             Colleges and Other Non-Member Affiliated Public Entities)              10/10/08     3.40      3,000,606   MIG-1
------------                                                                                            ------------
  32,670,000 Total Tax Exempt General Obligation Notes & Bonds                                            32,903,753
------------                                                                                            ------------

Variable Rate Demand Instruments (b) (64.63%)
-----------------------------------------------------------------------------------------------------------------------------------
$  4,490,000 Alameda - Contra Costa, CA Schools Financing Authority
             (Capital Improvement Financing Project) - Series K
             LOC KBC Bank, N.V.                                                     08/01/32     7.75%   $ 4,490,000            A-1
   2,045,000 Association for Bay Area Government Finance Authority for Nonprofit
             Corporations (America Baptist Homes of the West Project) - Series 1997C
             LOC U.S. Bank, N.A.                                                    10/01/27     5.05      2,045,000            A-1+
     500,000 Association for Bay Area Government Finance Authority for Nonprofit
             Corporations (America Baptist Homes of the West Project) - Series 1997D
             LOC U.S. Bank, N.A.                                                    10/01/27     5.05        500,000            A-1+
   5,000,000 Association for Bay Area Government Finance Authority for
             Nonprofit Corporations (Valley Christian Schools) - Series 2003
             LOC Bank of America, N.A.                                              11/01/32     7.78      5,000,000  VMIG-1
  11,215,000 BB&T Municipal Trust Floater Certificates Series 2014 (California
             Educational Facilities Authority RB(Stanford University)-Series T-1    03/15/39     4.16     11,215,000  VMIG-1
     650,000 California Educational Facilities Authority RB
             (Stanford University) - Series S-4                                     11/01/50     3.75        650,000  VMIG-1    A-1+
   8,300,000 California Housing Finance Agency Home Mortgage RB - Series 2002M (c)  08/01/33     5.40      8,300,000  VMIG-1    A-1+
     560,000 California HFFA RB (Adventist Hospital/West -
             Sutter Health Revolving Loan Pool) - Series 1991A
             LOC U.S. Bank, N.A.                                                    08/01/21     7.35        560,000  VMIG-1    A-1+
     670,000 California HFFA RB (Adventist Health System/West -
             Sutter Health Revolving Loan Pool) - Series 2002-A
             LOC Wachovia Bank, N.A.                                                09/01/25     6.70        670,000  VMIG-1
     100,000 California HFFA HRB (Adventist Hospital/West -
             Sutter Health Revolving Loan Pool) - Series 2002B
             LOC Wachovia Bank, N.A.                                                09/01/25     6.70        100,000  VMIG-1
   4,800,000 California Infrastructure and Economic Development Bank RB
             (The J Paul Getty Trust) - Series 2003D                                04/01/33     3.75      4,800,000  VMIG-1    A-1+
   1,100,040 California PCFA Pollution Control Refunding RB
             (Pacific Gas and Electric Company)- Series 1996C
             LOC JPMorgan Chase Bank, N.A.                                          11/01/26     3.65      1,100,040            A-1+
   1,800,000 California PCFA Pollution Control Refunding RB
             (Pacific Gas and Electric Company)- Series 1996E
             LOC JPMorgan Chase Bank, N.A.                                          11/01/26     3.90      1,800,000            A-1+
     100,000 California PCFA Pollution Control Refunding RB
             (Pacific Gas and Electric Company) - Series 1996F
             LOC JPMorgan Chase Bank, N.A.                                          11/01/26     3.90        100,000            A-1+
   3,480,000 California School Facility Financing Corporation COPs
             (Capital Improvement Financing Project) - Series 1998B
             LOC Bayerische Hypoverein Bank, A.G.                                   07/01/24     7.75      3,480,000  VMIG-1
   1,650,000 California State Department of Water Resources
             Power Supply RB - Series 2002B-2
             LOC BNP Paribas                                                        05/01/22     6.25      1,650,000  VMIG-1    A-1+
     600,000 California State Department of Water Resources
             Power Supply RB - Series 2002B-4
             LOC Bayerische Landesbank                                              05/01/22     5.00        600,000  VMIG-1    A-1+
   3,000,000 California State Department of Water Resources
             Power Supply RB - Series 2002B-5
             LOC Bayerische Landesbank / Westdeutche Landesbank AG                  05/01/22     5.05      3,000,000  VMIG-1    A-1+
   1,170,000 California State Department of Water Resources
             Power Supply RB - Series  2002B-6
             LOC State Street Bank & Trust Company                                  05/01/22     5.05      1,170,000  VMIG-1    A-1+
   4,350,000 California State Department of Water Resources
             Power Supply RB - Series 2005F-5
             LOC Citibank, N.A.                                                     05/01/22     6.25      4,350,000  VMIG-1    A-1+
   5,200,000 California State GO Bonds Kindergarten University Public Education
             Facilities Bonds - Series 2004A-3
             LOC Citibank/California State Teachers Retirement System               05/01/34     6.25      5,200,000  VMIG-1    A-1+
   5,275,000 California State GO Bonds Kindergarten University Public Education
             Facilities Bonds - Series 2004A-5
             LOC Citibank/California State Teachers Retirement System               05/01/34     5.00      5,275,000  VMIG-1    A-1+
     800,000 California State GO Bonds Kindergarten University Public Education
             Facilities Bonds - Series 2004B-1
             LOC Citibank/State Street Bank & Trust Company/National Australia Bank 05/01/34     3.65        800,000  VMIG-1    A-1+
   2,600,000 California Statewide Communities Development Authority RB
             (Rady Children's Hospital, San Deigo) - Series 2008B
             LOC Bank of the West                                                   08/15/47     3.90      2,600,000  VMIG-1    A-1+
  10,000,000 California Statewide Communities Development Authority MHRB
             (Irvine Apartments Communities, L.P. Project) - Series 2001 W-1
             LOC Wells Fargos Bank, N.A                                             08/01/34     7.98     10,000,000  VMIG-1
   8,000,000 California Statewide Communities Development Authority MHRB
             (Westgate Pasadena Apartment Project) - Series 2007G (c)
             LOC Bank of America, N.A.                                              04/01/42     7.60      8,000,000  VMIG-1
   1,695,000 California Statewide Communities Development Authority RB
             (North Peninsula Jewish Campus) - Series 2004
             LOC Bank of America, N.A.                                              07/01/34     4.25      1,695,000  VMIG-1
   1,320,000 Carlsbad, CA MHRB
             (Santa Fe Ranch Apartments Project) - Series 1993A
             Guaranteed by Federal Home Loan Mortgage Corporation                   06/01/16     7.90      1,320,000  VMIG-1
  15,325,000 City of Pomona, CA (Mt. San Antonio Gardens Project) - Series 2004
             LOC HSH Nordbank                                                       01/01/34     7.68     15,325,000            A-1+
   1,300,000 City of Pulaski and Giles County, TN RB
             (Martin Methodist College Program) - Series 2004
             LOC Amsouth Bank                                                       01/01/24     8.01      1,300,000  VMIG-1
   6,800,000 City of Upland, CA Apartment Development Revenue
             Refunding Bonds (Mountain Springs) - Series 1998A
             Guaranteed by Federal National Mortgage Association                    11/15/28     7.85      6,800,000            A-1+
   1,020,000 Colton, CA Redevelopment Agency 1985 Issue A
             Guaranteed by Federal Home Loan Bank                                   05/01/10     5.25      1,020,000            A-1+
   3,100,000 Connecticut State HEFA RB (Yale University) - Series V-1               07/01/36     3.75      3,100,000  VMIG-1    A-1+
     400,000 County of Contra Costa, CA Multifamily Mortgage Revenue Refunding Bond
             (Rivershore Apartments Project) - 1992 Series B
             Collateralized by Federal National Mortgage Association                11/15/22     7.85        400,000            A-1+
   3,500,000 County of San Mateo, CA MHRB
             (Pacific Oaks Apartments Project) - Series 1987A (c)
             LOC Wells Fargo Bank, N.A.                                             07/01/17     7.93      3,500,000  VMIG-1
   4,400,000 Fremont, CA COPs (1998 Family Resource Center Financing Project)
             LOC KBC Bank, N.V.                                                     08/01/28     7.75      4,400,000            A-1+
     800,000 Irvine, CA Limited Obligation Improvement Bond
             Assessment District # 97-16 (Northwest Irvine)
             LOC State Street Bank & Trust Company                                  09/02/22     4.75        800,000  VMIG-1    A-1+
     300,000 Irvine, CA Limited Obligation Improvement Bond Act - 1915
             Assessment District # 04-20 Series A
             LOC KBC Bank, N.V.                                                     09/02/30     4.75        300,000  VMIG-1
   2,100,000 Irvine Ranch, CA Water District Consolidated Series 1991
             GO of Improvement District #s 105, 250 & 290
             LOC Landesbank Baden-Wurttemberg                                       08/01/16     4.02      2,100,000  VMIG-1    A-1+
     900,000 Irvine Ranch, CA Water District Consolidated Series 1995
             GO of Improvement District #s 105, 140, 240 &  250
             LOC State Street Bank & Trust Company                                  01/01/21     5.05        900,000  VMIG-1    A-1+
   1,200,000 Irvine Ranch, CA Water District Consolidated Series 1988
             Improvement District # 182 Series A
             LOC Landesbank Hessen Thuringen Girozentrale                           11/15/13     5.05      1,200,000            A-1+
     900,000 Irvine Ranch, CA Water District GO of Improvement District # 182 Series A
             LOC Landesbank Hessen Thuringen Girozentrale                           11/15/13     5.05        900,000            A-1+
     800,000 Irvine Ranch, CA Water District GO of Improvement District # 282 Series A
             LOC Landesbank Hessen Thuringen Gironzentrale                          11/15/13     5.05        800,000            A-1+
     956,000 Irvine, CA Limited Obligation Improvement Bond
             Assessment District # 00-18 Series A
             LOC Bank of New York Mellon                                            09/02/26     4.75        956,000  VMIG-1
     977,000 Irvine, CA Limited Obligation Improvement Bond
             Assessment District # 03-19 Series A
             LOC Bank of New York Mellon/
             California State Teachers Retirement System                            09/02/29     4.75        977,000  VMIG-1
   1,100,000 Irvine, CA Limited Obligation Improvement Bond
             Assessment District # 05-21 Series A
             LOC Bank of New York Mellon /
             California State Teachers Retirement System                            09/02/31     4.25      1,100,000  VMIG-1
     300,000 Irvine, CA Limited Obligation Improvement Bond
             Assessment District # 94-13 (Oak Creek)
             LOC State Street Bank & Trust Company                                  09/02/22     4.75        300,000  VMIG-1    A-1+
     200,000 Irvine, CA Limited Obligation Improvement Bond
             Assessment District # 94-15 (Orange County, CA)
             LOC State Street Bank & Trust Company                                  09/02/20     4.75        200,000  VMIG-1    A-1+
   1,700,000 King George County, VA IDA (Birchwood Power Partners, L.P. Project)
             - Series 1995 (c)
             LOC Bank of Nova Scotia                                                11/01/25     6.25      1,700,000            A-1+
   5,155,000 Lake Elsinore Recreation Authority Revenue Refunding Bonds
             (Public Facilities Project) - Series 2000A
             Guaranteed by California State Teachers Retirement System              02/01/32     7.75      5,155,000            A-1+
   2,300,000 Los Angeles, CA RB
             (Department of Water and Power System) - Series 2001 B-3               07/01/34     3.75      2,300,000  VMIG-1    A-1+
   3,300,000 Los Angeles, CA Housing Authority MHRB
             (Malibu Meadows Project) - Series 1998B
             Collateralized by Federal National Mortgage Association                04/15/28     7.85      3,300,000            A-1+
   1,000,000 Metropolitian Transportation Authority, NY - Series 2005E-1
             LOC Fortis Bank S.A./N.V.                                              11/01/35     8.25      1,000,000  VMIG-1    A-1+
   7,050,000 Metropolitian Water District of Southern California Water RB
             2000 Authorization - Series B-1                                        07/01/35     4.25      7,050,000  VMIG-1    A-1+
   2,800,000 Metropolitian Water District of Southern California Water RB
             2000 Authorization- Series B-3                                         07/01/35     5.05      2,800,000  VMIG-1    A-1+
   2,100,000 Oakland-Alameda County Coliseum Authority, CA
             Lease RB (Oakland Coliseum Project) - Series C-1
             LOC Bank of America/California State Teachers Retirement System        02/01/25     7.75      2,100,000  VMIG-1    A-1+
   2,200,000 Ontario, CA IDA IDRB
             (LD, Brinkman &  Co.-  West Coast Project) - Series 1985
             LOC Bank of America, N.A.                                              04/01/15     4.00      2,200,000    P-1
   1,500,000 Orange County, CA Improvement Bond Act 1915 Assessment  District # 88-1
             LOC KBC Bank, N.V.                                                     09/02/18     4.00      1,500,000  VMIG-1    A-1+
   1,000,000 Palm Beach County, FL RB
             (Norton Gallery and School of Art, Inc. Project) - Series 1995
             LOC Northern Trust                                                     05/01/25     8.40      1,000,000            A-1+
   2,400,000 Parish of East Baton Rouge, LA PCRRB (Exxon Project) - Series 1989     11/01/19     5.10      2,400,000    P-1     A-1+
   4,900,000 Port Authority of New York and New Jersey Versatile
             Structure Obligations - Series 3                                       06/01/20     4.00      4,900,000  VMIG-1    A-1+
     975,000 PUTTERS - Series 1435 (Relating to the Trustees of the California State
             University RB ) - Series 2005C
             LOC JPMorgan Chase Bank, N.A.                                          11/01/13     5.25        975,000            A-1
   3,600,000 Redevelopment agency of the City of Pittsburg Los Medanos Community
             Development Project Subordinate Tax Allocation Bonds - Series 2004A
             LOC State Street Bank & Trust Company/
             California State Teachers Retirement System                            09/01/35     6.10      3,600,000            A-1+
   2,400,000 Riverside County, CA 1985 COPs (ACES) Type One Series A
             LOC State Street Bank & Trust Company                                  12/01/15     7.50      2,400,000  VMIG-1    A-1+
     200,000 Rohnert Park, Sonoma County, CA MHRB
             (Crossbrook Apartments) - Series 1995A
             Guaranteed by Federal National Mortgage Association                    06/15/25     7.85        200,000            A-1+
   6,800,000 Sacramento County, CA 1990 COPs
             (Administration Center and Court House Project)
             LOC Bayerische Landesbank                                              06/01/20     7.75      6,800,000  VMIG-1    A-1+
   3,095,000 Sacramento County, CA Multifamily Mortgage RB
             (Smoketree Apartments) - Series 1990A
             Collateralized by Federal National Mortgage Association                04/15/10     7.50      3,095,000            A-1+
   2,000,000 San Bernardino County, CA Multifamily Mortgage RB
             (Parkview Place Apartments) - Series 2004 A
             Guaranteed by Federal National Mortgage Association                    02/15/27     7.85      2,000,000            A-1+
   2,700,000 San Bernadino County, CA COPS
             (County Center Refinancing Project) - Series 1996
             LOC BNP Paribas                                                        07/01/15     7.63      2,700,000  VMIG-1    A-1+
   2,700,000 San Diego, CA COPs (San Diego Museum of Art)
             LOC Allied Irish Banks PLC                                             09/01/30     7.05      2,700,000  VMIG-1
   5,500,000 San Francisco, CA Redevelopment Agency of City & County
             (Filmore Center) - Series A1
             Guaranteed by Federal Home Loan Mortgage Corporation                   12/01/17     7.94      5,500,000            A-1+
   2,900,000 Santa Ana, CA Health Facility RB
             (Town and Country Manor Project) - Series 1990
             LOC BNP Paribas                                                        10/01/20     4.00      2,900,000            A-1
   2,000,000 Santa Clara County, El Camino California Hospital District  Hospital Facility
             Authority Revenue (1985 Valley Medical Central Project) - Series A
             LOC State Street Bank & Trust Company                                  08/01/15     7.50      2,000,000  VMIG-1
   2,675,000 Santa Clara County, CA MHRB
             (Grove Garden Apartments) - Series 1997A
             Collateralized by Federal National Mortgage Association                02/15/27     7.85      2,675,000            A-1+
   1,000,000 Simi Valley, CA MHRB (Lincoln Wood Ranch) - Series 1990
             Guaranteed by Federal Home Loan Mortgage Corporation                   06/01/10     7.85      1,000,000            A-1+
   3,800,000 State of California GO - Series 2003A-3
             LOC Westdeutsche Landesbank\JPMorgan Chase Bank, N.A.                  05/01/33     5.05      3,800,000  VMIG-1    A-1+
   1,000,000 State of California GO -Series 2005B-7
             LOC Landesbank Hessen Thuringen Girozentrale                           05/01/40     3.65      1,000,000  VMIG-1    A-1+
   4,800,000 State of Missouri HEFA Educational Facilities RB
             (Ranken Technical College) - Series 2007
             LOC Northern Trust                                                     11/15/31     6.25      4,800,000            A-1+
   3,000,000 Turlock, CA Irrigation District COP's
             (Capital Improvement and Refunding Project) - Series 2001A
             LOC Societe Generale                                                   01/01/31     4.00      3,000,000            A-1+
------------                                                                                            ------------
 225,398,040 Total Variable Rate Demand Instruments                                                      225,398,040
------------                                                                                            ------------

Variable Rate Demand Instruments - Private Placements (b) (0.52%)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,455,000 Redevelopment Agency of the City of Morgan Hill
             (Kent Trust Project) - Series 1984B
             LOC Wells Fargo Bank, N.A.                                             12/01/14     2.50%  $  1,455,000    P-1     A-1+
     365,000 Redevelopment Agency of the City of Morgan Hill
             (Nob Hill Venture Investments) - Series 1984
             LOC Wells Fargo Bank, N.A.                                             12/01/09     2.50        365,000    P-1     A-1+
------------                                                                                            ------------
   1,820,000 Total Variable Rate Demand Instruments - Private Placements                                   1,820,000
------------                                                                                            ------------

             Total Investments (77.64%) (cost $ 270,781,793*)                                            270,781,793
             Cash and Other Assets, Net of Liabilities (22.36%)                                           77,998,885
                                                                                                        ------------
             Net Assets (100.00%)                                                                       $348,780,678
                                                                                                        ============
             Net asset value, offering and redemption price per share:
             Class A Shares,        266,394,075  shares outstanding                                   $         1.00
                                                                                                      ==============
             Class B Shares,          9,091,588  shares outstanding                                   $         1.00
                                                                                                      ==============
             Advantage Shares,       73,310,596  shares outstanding                                   $         1.00
                                                                                                      ==============

        *Aggregate cost for federal income taxes is identical. All securities are valued at amortized cost , and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c)  Security subject to alternative minimium tax.

Note 1 - Valuation of Securities -

Investments are recorded on the basis of amortized cost, which approximates value as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other  significant  observable  inputs  (including  quoted prices for
          similar securities,  interest rates,   prepayment speeds, credit risk,
          etc.)

Level 3 - significant  unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of September 30, 2008:

   Valuation Inputs                             Investment in Securities
   ----------------                             -------------------------
   Level 1 - Quoted Prices                         $         -0-
   Level 2 - Other Significant Observable Inputs     270,781,793
   Level 3 - Significant Unobservable Inputs                 -0-
                                                   -------------
   Total                                           $ 270,781,793
                                                   =============

KEY:
   COPs    =    Certificates of Participation                 MHRB     =   Multi-Family Housing Revenue Bond
   GO      =    General Obligation                            PCFA     =   Pollution Control Finance Authority
   HEFA    =    Health and Education Facilities Authority     PCRRB    =   Pollution Control Revenue Refunding Bonds
   HFFA    =    Health Facility Finance Authority             RAN      =   Revenue Anticipation Note
   IDA     =    Industrial Development Authority              RB       =   Revenue Bond
   IDRB    =    Industrial Development Revenue Bond           TRAN     =   Tax and Revenue Anticipation Notes
   LOC     =    Letter of Credit                              USD      =   Unified School District

On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund.

ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) California Daily Tax Free Income Fund, Inc.


By (Signature and Title)* /s/Christine Manna
                             Christine Manna, Secretary


Date: November 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Michael P. Lydon
                             Michael P. Lydon, President

Date:  November 28, 2008

By (Signature and Title)* /s/Joseph Jerkovich
                             Joseph Jerkovich, Treasurer and Assistant Secretary

Date:  November 28, 2008

* Print the name and title of each signing officer under his or her signature.